Other Financial Liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	$ 7,839
Leases additions	2,972	$ 5,213	$ 19,885
Balance at end of the year	5,779	7,839
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	79,217	85,799
Leases additions	4,099	3,328
Accrued interest	4,371	4,875
Payments	(12,746)	(9,376)
Interest payments	(4,371)	(4,875)
Exchange rate effect	(450)	(534)
Balance at end of the year	70,120	79,217	$ 85,799
Depreciation charge of right-of-use assets, see Note 15	12,459	11,320
Expense relating to variable lease payments, low-value and short-term leases, see Note 15	7,973	7,399
Amounts recognized in profit or los	$ 24,803	$ 23,594